Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Under Operating Lease	Future minimum lease payments under the operating lease as of June 30, 2015 are as follows:
For the years ending June 30:
2016	$141,044
2017	203,003
2018	209,093
2019	70,038
Total	$623,178